Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Amounts payable, related party transactions	$ 2,284	$ 7,526
Key management personnel compensation, short-term employee benefits	205,059	143,284
Key management personnel compensation, stock-based compensation	355,333	$ 283,194
Office sublease income	$ 28,147